Covered Assets FDIC Loss Share Receivable and FDIC Clawback Payable (Summary of Carrying Value and Type of Covered Loans) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	$ 596,239	$ 806,922	$ 489,468
Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	575,930	773,246
Real Estate [Member] | Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	152,348	202,620
Real Estate [Member] | Non-Farm/Non-Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	288,104	369,756
Real Estate [Member] | Construction/Land Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	105,087	160,872
Real Estate [Member] | Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	19,690	24,104
Real Estate [Member] | Multifamily Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	10,701	15,894
Commercial and Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	18,496	29,749
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	176	958
Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Total covered loans	$ 1,637	$ 2,969